Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net loss	$ (47,117)	$ (64,374)	$ (106,543)	$ (81,035)
Weighted average number of ordinary shares outstanding	81,471,127	76,911,713	81,140,287	76,866,968
Net loss per share, basic (in USD per share)	$ (0.58)	$ (0.84)	$ (1.31)	$ (1.05)
Net loss per share, diluted (in dollars per share)	$ (0.58)	$ (0.84)	$ (1.31)	$ (1.05)